Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 075
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
General
The Parker Retirement Savings Plan ("the Plan") is sponsored by Parker Hannifin Corporation ("the Company"). The Plan is subject to Sections 401(a) and 401(k) of the Internal Revenue Code and the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended. The following description of the Plan provides only general information and participants should refer to the Plan document or Summary Plan Description for a more complete description of the Plan’s provisions.
The Plan is a defined contribution plan available to U.S. domestic regular full-time and part-time non-union employees, and some union employees (if negotiated). Employees are eligible for participation in the Plan from their date of hire and are generally automatically enrolled in the Plan after completion of 30 days from the initial hire or rehire date. A separate Retirement Income Account ("RIA") also exists within the Plan. Some of the Company’s employees participate in the RIA in lieu of participating in a defined benefit plan. Similar to a defined benefit plan, participants do not make contributions to the RIA.
Participant Contributions
Participants may elect to contribute, through payroll deductions, not less than one percent nor more than 75 percent of their total compensation for a plan year, and may change such percentage upon request. Participants can elect to make before-tax, after-tax, and/or Roth contributions. Employee contributions and their associated Company matching contributions are primarily recorded in the period that payroll deferrals are deducted from participants. Contributions are subject to certain limitations.
Participants may designate one or more of several available funds within the Plan in which their contributions are to be invested, and may suspend their employee contributions at any time. Investment fund elections may be changed at any time. Employees have the flexibility to invest their RIA contributions in any investment fund offered by the Plan. The available investment funds are:
Common/Collective funds:
(a)Vanguard Institutional 500 Index Trust: A Collective Investment Trust ("CIT") invested in Institutional Select shares of the Vanguard 500 Index Fund which employs a "passive management" or indexing investment approach designed to track the performance of the S&P's 500 Index.
(b)Vanguard Institutional Extended Market Index Trust: A collective investment trust invested in Institutional Select shares of the Vanguard Institutional Extended Market Index Fund which employs an indexing investment approach designed to track the performance of the S&P's Completion Index.
(c)Vanguard Institutional Total Bond Market Index Trust: A collective investment trust invested in Institutional Select shares of the Vanguard Total Bond Market Index Fund which employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Aggregate Float Adjusted Bond Index. The fund maintains a dollar-weighted average maturity consistent with that of the index.
(d)Vanguard Institutional Total International Stock Market Index Trust: A collective investment trust invested in Institutional Select shares of the Vanguard Total International Stock Index Fund which employs an indexing investment approach designed to track the performance of the FTSE Global All Cap ex US Index.
(e)State Street S&P 500 Index Trust: A CIT invested in Class X shares of the State Street S&P 500 Index Fund which employs a "passive management" or indexing investment approach designed to track the performance of the S&P's 500 Index.

(f)State Street U.S. Extended Market Index Trust: A CIT invested in Class X shares of the State Street U.S. Extended Market Index Fund which employs an indexing investment approach designed to track the performance of the Dow Jones U.S. Completion Total Stock Index.
(g)State Street U.S. Bond Index Trust: A CIT invested in Class X shares of the State Street U.S. Bond Index Fund which employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Aggregate Bond Index. The fund maintains a dollar-weighted average maturity consistent with that of the index.

(h)State Street Global All Cap Equity Ex-U.S. Index Trust: A CIT invested in Class X shares of the State Street Global All Cap Equity Ex-U.S. Index Fund which employs an indexing investment approach designed to track the performance of the MSCI ACWI ex-U.S. IMI Index.
(i)Callan GlidePath Funds: Twelve common/collective funds which provide a target retirement date investment option to help participants diversify their assets. These funds invest in a diversified mix of asset classes and investment styles that become increasingly conservative over time using both actively and passively managed investments. These GlidePath funds allocate their assets across a broad range of underlying strategies, including global equities, broadly diversified fixed income and private real estate.
(j)Callan Small Cap Equity Fund: A common/collective fund which utilizes underlying funds that primarily invest in the equity securities of small and mid-capitalization companies across diversified economic sectors. This fund holds stocks issued by small and mid-sized companies domiciled primarily within the United States.
(k)Callan Diversified Real Assets Fund: The fund invests in underlying funds that allocate to asset classes expected to perform well in periods of rising or high inflation, including: infrastructure equity, natural resources equity, public real estate equity, private commercial real estate, and certain bonds and fixed income securities (such as inflation-indexed bonds, U.S. Treasury and agency bonds, and floating rate debt). The underlying funds used in this investment fund manage diversified portfolios of equity, fixed income and private commercial real estate.
(l)Callan Core Bond Fund: The fund invests in high quality bonds and other fixed-income securities, including U.S. government obligations, corporate bonds, mortgages and asset-backed securities.
(m)Callan International Equity Fund: The fund is a low-cost institutional CIT sponsored and maintained by Great Gray Trust Company, LLC as Trustee. The Fund is completely open-architecture and all underlying funds are managed by third party investment management firms. The Fund utilizes a broad range of underlying strategies managed by a diverse group of investment management organizations, each with a demonstrated expertise in their area of focus.
Equity securities funds:
(n)Parker Stock Fund: Invested primarily in common shares of the Company purchased on the open market. The Plan restricts participants from investing more than 50 percent of their account balance in the Parker Stock Fund.
(o)JPMorgan Analyst Large Cap Core Fund: A managed account with an objective of outperforming the S&P 500 Index by approximately two percent annualized over a market cycle; generally, a three to five-year time frame.
Other:
(p)BrokerageLink Account: This account allows participants to invest in a vast array of investments, including mutual funds, closed-end funds and real estate investment trusts offered from Fidelity Investments (Fidelity) and other companies.
Fully benefit-responsive contract fund:
(q)Contract Income Fund: A fully benefit-responsive investment contract fund invested primarily in high-quality fixed income investments, such as contracts issued by insurance companies and banks which provide a return guaranteed by the issuer, and debt securities such as notes and bonds issued by Federal agencies or mortgage and other asset-backed securities. Each of these investments typically provide a stable rate of return for a specific period. Refer to Note 6 for a further description of this fund.
Participant Accounts
The Plan utilizes the unit value method for allocating Plan earnings for all funds. Unit values are determined daily and exclude contributions receivable and benefits payable.
Parker-Hannifin Corporation Contributions
The Company generally contributes matching contributions to provide an amount equal to 100 percent of the first five percent of participants' pre-tax or Roth contributions. The Company does not match after-tax contributions. Participants may direct their Company matching funds to any investment fund within the Plan; the default option is the investment fund designated by the Company's Investment Committee. Matching contributions made in company stock are held in an Employee Stock Ownership Plan ("ESOP"). Similar to participant contributions, Company matching contributions may be changed at any time. Also, the Company makes an annual contribution to eligible participants' RIA accounts. A flat three percent annual contribution of eligible compensation, with some grandfathered participants receiving annual contributions calculated at a higher percent of eligible compensation. Under the RIA, no participant receives less than the flat three percent contribution.
Notes Receivable from Participants
Generally, the Plan has a loan provision which allows active participants to borrow a minimum of five hundred dollars up to the lesser of (a) 50 percent of their account balance or (b) fifty thousand dollars less the largest outstanding loan balance in the last 12 months. Participants may not borrow or withdraw any funds from their RIA account. Participant loans must be repaid over a period from one year to 4 1/2 years for general purpose loans and up to 10 years for residential loans. The applicable interest rate is equal to one percent above the published prime rate on the last day of the previous quarter. Due to various acquired plan transfers, some participant loans may have interest rates and repayment terms that differ from the Plan’s loan provisions. Notes receivable from participants are measured at their unpaid principal balance plus any accrued interest. Upon final liquidation of participant accounts, delinquent loans are reclassified as distributions.